Fair Value Measurements (Details)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 11, 2022 USD ($)	Dec. 20, 2021
Derivative, Loss on derivative			$ 0.1	$ 300,000		$ 23,300,000
Derivative, Gain on Derivative		$ 5.3			$ 0.8
Derivative liabilities		0		35,700,000	$ 35,400,000
Derivative Financial Instruments, Liabilities [Member]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Period increase decrease		(35,700,000)
Derivative Financial Instruments, Liabilities [Member] | Scilex Pharma Notes [Member]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Period increase decrease	$ 30,400,000
Measurement Input, RiskAdjusted Net Sales Forecast [Member]
Derivative liability, Measurement input	6.1				7	8		6.2
Measurement Input, Effective Debt Yield [Member]
Derivative liability, Measurement input	21.5				15	19.7		15
Measurement Input, Estimated Probability Of Not Obtaining Marketing Approval Before March 31, 2021 [Member]
Derivative liability, Measurement input					100	100
Measurement Input, Estimated Probability Of Not Obtaining Marketing Approval Before July 1, 2023 [Member]
Derivative liability, Measurement input						55
Vicker's Vantage
Assets Held-in-trust		101,293,086		139,410,739			$ 1,295,556
Assets held in the trust account		$ 101,293,086		$ 139,410,739
Initial measurement, description		The Company established the initial fair value for the private warrants on January 11, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation and subsequently implemented the Black-Scholes Option Pricing Model that was modified to capture the redemption features of the public warrants. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining the fair value of the private warrants are the expected volatility of the Company’s ordinary shares and the Company’s ordinary share price. The expected volatility of the ordinary shares was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. The ordinary share price was determined based on an iterative procedure that matched the estimated value of the ordinary shares and fractional warrant price to equate to the observed price of the outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the private warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.		The Company established the initial fair value for the private warrants on January 11, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation and subsequently implemented the Black-Scholes Option Pricing Model that was modified to capture the redemption features of the public warrants. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining the fair value of the private warrants are the expected volatility of the Company’s ordinary shares and the Company’s ordinary share price. The expected volatility of the ordinary shares was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. The ordinary share price was determined based on an iterative procedure that matched the estimated value of the ordinary shares and fractional warrant price to equate to the observed price of the outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the private warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.
Derivative liabilities		$ 1,162,800		$ 3,351,600	$ 0